Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves and Other Equity Interests [Abstract]
Dividends Declared
The following dividends were declared by the Company during the twelve months ended December 31, 2020:

Record date	Payment Date	Cash dividend per share (1)	Total dividend amount (in thousands $)
March 9, 2020 - Regular dividend Q4 2019	March 24, 2020	CAD$0.30	5,387
May 19, 2020 - Regular dividend Q1 2020	June 3, 2020	CAD$0.30	5,560
August 17, 2020 - Regular dividend Q2 2020	September 1, 2020	US$0.23	5,915
November 23, 2020 - Regular dividend Q3 2020	December 8, 2020	US$0.25	6,378
Dividends (2)			23,240
(1) Dividends per share for periods before May 28 reflect retrospective treatment of the 10:1 share consolidation.
(2) Subsequent to year end, on February 25, 2021, a regular dividend of US$0.25 per common share was declared for the quarter ended December 31, 2020. This dividend is payable on March 23, 2021 to shareholders of record at the close of business on March 8, 2021.